Derivatives and hedging activities - Fair value - balance sheet related (Details) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of derivative instruments
Notional amount	SFr 28,767.5	SFr 28,619.5
Positive replacement value (PRV)	148.4	235.1
Negative replacement value (NRV)	SFr 151.9	239.2
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 28,705.3	28,556.2
Positive replacement value (PRV)	148.2	234.0
Negative replacement value (NRV)	151.5	238.2
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	24,898.6	24,666.4
Positive replacement value (PRV)	87.0	137.6
Negative replacement value (NRV)	82.1	130.0
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,509.3	8,321.9
Positive replacement value (PRV)	1.2	3.3
Negative replacement value (NRV)	1.2	3.2
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	13,047.8	13,190.0
Positive replacement value (PRV)	60.4	91.0
Negative replacement value (NRV)	56.6	85.5
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,374.5	2,164.4
Positive replacement value (PRV)	25.2	43.1
Negative replacement value (NRV)	24.0	41.1
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	547.8	522.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	419.2	468.0
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.3	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,402.2	2,469.7
Positive replacement value (PRV)	30.5	61.8
Negative replacement value (NRV)	35.8	71.2
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,387.9	1,211.6
Positive replacement value (PRV)	10.7	19.2
Negative replacement value (NRV)	11.1	20.8
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	581.1	819.4
Positive replacement value (PRV)	15.2	34.5
Negative replacement value (NRV)	19.9	42.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	414.8	416.8
Positive replacement value (PRV)	4.6	8.1
Negative replacement value (NRV)	4.8	8.4
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	13.0	17.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.4	4.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	524.9	558.7
Positive replacement value (PRV)	7.7	8.1
Negative replacement value (NRV)	8.9	9.2
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	826.9	796.2
Positive replacement value (PRV)	21.4	24.0
Negative replacement value (NRV)	23.2	25.8
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.9	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	198.7	191.0
Positive replacement value (PRV)	3.8	4.7
Negative replacement value (NRV)	4.9	5.3
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	221.3	206.5
Positive replacement value (PRV)	8.3	7.7
Negative replacement value (NRV)	7.9	7.4
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	32.8	41.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	373.2	355.9
Positive replacement value (PRV)	9.3	11.6
Negative replacement value (NRV)	10.3	13.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	52.7	65.2
Positive replacement value (PRV)	1.6	2.5
Negative replacement value (NRV)	1.5	2.0
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	7.0	7.2
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.1	0.2
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	17.9	20.1
Positive replacement value (PRV)	1.5	2.0
Negative replacement value (NRV)	1.4	1.4
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	10.1	20.2
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.0	0.3
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	15.6	14.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.1	3.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	62.2	63.3
Positive replacement value (PRV)	0.2	1.1
Negative replacement value (NRV)	0.4	1.0
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	46.8	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	46.8	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	15.4	15.8
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.2	0.0
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.3	11.0
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.2	0.0
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2.1	4.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank
Fair value of derivative instruments
Notional amount	28,769.4	28,621.2
Positive replacement value (PRV)	148.7	235.1
Negative replacement value (NRV)	SFr 152.2	239.4
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	5 years
Bank | Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	SFr 28,707.2	28,557.9
Positive replacement value (PRV)	148.5	234.0
Negative replacement value (NRV)	151.8	238.4
Bank | Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	24,899.6	24,667.4
Positive replacement value (PRV)	87.0	137.6
Negative replacement value (NRV)	81.8	130.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	8,509.3	8,321.9
Positive replacement value (PRV)	1.2	3.3
Negative replacement value (NRV)	1.2	3.2
Bank | Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	13,048.8	13,191.0
Positive replacement value (PRV)	60.4	91.0
Negative replacement value (NRV)	56.3	85.5
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2,374.5	2,164.4
Positive replacement value (PRV)	25.2	43.1
Negative replacement value (NRV)	24.0	41.1
Bank | Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	547.8	522.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	419.2	468.0
Positive replacement value (PRV)	0.2	0.2
Negative replacement value (NRV)	0.3	0.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	2,402.2	2,469.7
Positive replacement value (PRV)	30.5	61.8
Negative replacement value (NRV)	35.8	71.2
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	1,387.9	1,211.6
Positive replacement value (PRV)	10.7	19.2
Negative replacement value (NRV)	11.1	20.8
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	581.1	819.4
Positive replacement value (PRV)	15.2	34.5
Negative replacement value (NRV)	19.9	42.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	414.8	416.8
Positive replacement value (PRV)	4.6	8.1
Negative replacement value (NRV)	4.8	8.4
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	13.0	17.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.4	4.1
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	524.9	558.7
Positive replacement value (PRV)	7.7	8.1
Negative replacement value (NRV)	8.9	9.2
Bank | Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	827.8	796.9
Positive replacement value (PRV)	21.7	24.0
Negative replacement value (NRV)	23.8	26.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.9	1.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.1	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	199.1	191.3
Positive replacement value (PRV)	3.8	4.7
Negative replacement value (NRV)	4.9	5.3
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	221.8	206.9
Positive replacement value (PRV)	8.6	7.7
Negative replacement value (NRV)	8.5	7.6
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	32.8	41.5
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	373.2	355.9
Positive replacement value (PRV)	9.3	11.6
Negative replacement value (NRV)	10.3	13.1
Bank | Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	52.7	65.2
Positive replacement value (PRV)	1.6	2.5
Negative replacement value (NRV)	1.5	2.0
Bank | Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	7.0	7.2
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.1	0.2
Bank | Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	17.9	20.1
Positive replacement value (PRV)	1.5	2.0
Negative replacement value (NRV)	1.4	1.4
Bank | Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	10.1	20.2
Positive replacement value (PRV)	0.1	0.4
Negative replacement value (NRV)	0.0	0.3
Bank | Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	15.6	14.3
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	2.1	3.4
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.1
Bank | Designated for hedge accounting
Fair value of derivative instruments
Notional amount	62.2	63.3
Positive replacement value (PRV)	0.2	1.1
Negative replacement value (NRV)	0.4	1.0
Bank | Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	46.8	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Bank | Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	46.8	47.5
Positive replacement value (PRV)	0.2	1.0
Negative replacement value (NRV)	0.2	1.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	15.4	15.8
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.2	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	13.3	11.0
Positive replacement value (PRV)	0.0	0.1
Negative replacement value (NRV)	0.2	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	2.1	4.8
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	0.0	0.0
Bank | Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0.0	0.0
Positive replacement value (PRV)	0.0	0.0
Negative replacement value (NRV)	SFr 0.0	SFr 0.0